Quarterly Holdings Report
for
Fidelity® Series Growth Company Fund
February 29, 2024
XS7-NPRT1-0424
1.968012.110
Common Stocks - 98.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.8%
Entertainment - 1.1%
Electronic Arts, Inc.	3,154	439,920
Netflix, Inc. (a)	243,229	146,647,629
Roblox Corp. (a)	164,900	6,579,510
Roku, Inc. Class A (a)	83,776	5,292,968
The Walt Disney Co.	70,776	7,897,186
		166,857,213
Interactive Media & Services - 8.4%
Alphabet, Inc.:
Class A (a)	4,137,580	572,889,327
Class C (a)	2,439,260	340,959,763
Epic Games, Inc. (a)(b)(c)	11,800	8,095,508
IAC, Inc. (a)	8,100	460,080
Meta Platforms, Inc. Class A	783,330	383,933,533
Snap, Inc. Class A (a)	1,841,781	20,296,427
		1,326,634,638
Media - 0.0%
Comcast Corp. Class A	18,700	801,295
The Trade Desk, Inc. (a)	7,100	606,553
		1,407,848
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	307,853	50,272,395
TOTAL COMMUNICATION SERVICES		1,545,172,094
CONSUMER DISCRETIONARY - 18.2%
Automobiles - 1.1%
Neutron Holdings, Inc. (a)(b)(c)	438,358	14,290
Rad Power Bikes, Inc. (a)(b)(c)	249,183	107,149
Rad Power Bikes, Inc. warrants 10/6/33 (a)(b)(c)	181,375	428,045
Rivian Automotive, Inc. (a)(d)	2,141,919	24,246,523
Tesla, Inc. (a)	703,705	142,063,965
		166,859,972
Broadline Retail - 6.9%
Amazon.com, Inc. (a)	5,850,660	1,034,162,662
Etsy, Inc. (a)	19,281	1,382,255
Ollie's Bargain Outlet Holdings, Inc. (a)	700,187	56,133,992
PDD Holdings, Inc. ADR (a)	17,300	2,154,542
		1,093,833,451
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	11,800	2,820,200
Hotels, Restaurants & Leisure - 1.1%
Airbnb, Inc. Class A (a)	59,600	9,385,212
Booking Holdings, Inc.	19,572	67,891,941
Cava Group, Inc.	9,300	543,213
Chipotle Mexican Grill, Inc. (a)	10,535	28,326,192
Dutch Bros, Inc. (a)	142,600	4,153,938
Expedia, Inc. (a)	40,800	5,582,256
Hyatt Hotels Corp. Class A	5,083	780,698
Marriott International, Inc. Class A	74,850	18,702,770
McDonald's Corp.	3,525	1,030,287
Penn Entertainment, Inc. (a)	620,300	11,351,490
Shake Shack, Inc. Class A (a)	21,536	2,289,708
Sonder Holdings, Inc.:
Stage 1 rights (a)(c)	14,240	142
Stage 2 rights (a)(c)	14,240	0
Stage 3 rights (a)(c)	14,239	0
Stage 4 rights (a)(c)	14,239	0
Stage 5:
rights (a)(c)	14,238	0
rights (a)(c)	14,238	0
Starbucks Corp.	88,153	8,365,720
Sweetgreen, Inc. Class A (a)	331,102	4,218,239
Zomato Ltd. (a)	2,843,600	5,675,537
		168,297,343
Household Durables - 0.4%
Garmin Ltd.	74,300	10,205,105
Lennar Corp. Class A	263,219	41,722,844
SharkNinja Hong Kong Co. Ltd.	53,800	2,905,200
Toll Brothers, Inc.	32,200	3,691,408
		58,524,557
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)(d)	26,242	118,614
Specialty Retail - 2.5%
Abercrombie & Fitch Co. Class A (a)	63,000	8,048,880
Dick's Sporting Goods, Inc.	46,621	8,293,410
Fanatics, Inc. Class A (a)(b)(c)	180,405	12,918,802
Five Below, Inc. (a)	14,300	2,869,724
Floor & Decor Holdings, Inc. Class A (a)(d)	71,900	8,708,528
Foot Locker, Inc.	135,400	4,661,822
Lowe's Companies, Inc.	248,873	59,896,265
Revolve Group, Inc. (a)(d)	501,723	11,002,785
RH (a)	7,929	2,175,718
Ross Stores, Inc.	54,100	8,058,736
RumbleON, Inc. Class B (a)(d)	154,000	1,168,860
The Home Depot, Inc.	256,177	97,503,528
TJX Companies, Inc.	957,672	94,943,602
Wayfair LLC Class A (a)(d)	1,178,370	70,230,852
		390,481,512
Textiles, Apparel & Luxury Goods - 6.2%
Birkenstock Holding PLC (d)	85,100	4,255,851
Canada Goose Holdings, Inc. (a)(d)	462,715	6,304,093
Crocs, Inc. (a)	43,900	5,366,775
Deckers Outdoor Corp. (a)	188,962	169,232,478
Figs, Inc. Class A (a)(d)	73,900	386,497
Li Ning Co. Ltd.	433,500	1,080,774
lululemon athletica, Inc. (a)	1,312,758	613,176,134
NIKE, Inc. Class B	232,554	24,169,337
On Holding AG (a)(d)	1,457,806	51,052,366
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,613,762	99,746,629
Tory Burch LLC (a)(b)(c)(e)	248,840	9,234,452
		984,005,386
TOTAL CONSUMER DISCRETIONARY		2,864,941,035
CONSUMER STAPLES - 2.6%
Beverages - 1.1%
Celsius Holdings, Inc. (a)(d)	257,600	21,025,312
Constellation Brands, Inc. Class A (sub. vtg.)	9,800	2,435,496
Keurig Dr. Pepper, Inc.	508,171	15,199,395
Monster Beverage Corp.	723,070	42,733,437
PepsiCo, Inc.	142,764	23,604,600
The Coca-Cola Co.	1,084,907	65,116,118
		170,114,358
Consumer Staples Distribution & Retail - 0.7%
Costco Wholesale Corp.	84,144	62,593,880
Dollar General Corp.	27,740	4,030,899
Dollar Tree, Inc. (a)	25,644	3,761,462
Kroger Co.	134,140	6,654,685
Maplebear, Inc. (NASDAQ)	25,545	831,234
Ocado Group PLC (a)	20,620	133,110
Target Corp.	130,313	19,927,464
Walmart, Inc.	268,800	15,754,368
		113,687,102
Food Products - 0.2%
Archer Daniels Midland Co.	1,600	84,976
Bowery Farming, Inc. warrants (a)(b)(c)	14,699	60,707
Bunge Global SA	110,354	10,414,107
Kellanova	27,500	1,516,625
Mondelez International, Inc.	56,417	4,122,390
The Hershey Co.	30,800	5,787,936
The Real Good Food Co. LLC:
Class B (a)(c)	131,479	1
Class B unit (a)(f)	131,479	152,516
The Real Good Food Co., Inc. (a)	133,700	155,092
WK Kellogg Co. (d)	25,200	368,928
		22,663,278
Household Products - 0.2%
Church & Dwight Co., Inc.	34,121	3,416,195
Colgate-Palmolive Co.	32,191	2,785,165
Procter & Gamble Co.	154,378	24,536,839
The Clorox Co.	13,400	2,054,354
		32,792,553
Personal Care Products - 0.1%
elf Beauty, Inc. (a)	34,000	7,090,020
Kenvue, Inc.	64,600	1,227,400
Oddity Tech Ltd.	22,600	953,268
Oddity Tech Ltd. (f)	34,271	1,445,551
The Beauty Health Co. (a)	1,183,498	3,941,048
The Beauty Health Co. (a)(b)	553,828	1,844,247
		16,501,534
Tobacco - 0.3%
JUUL Labs, Inc. Class A (a)(b)(c)(g)	1,968,071	2,105,836
Philip Morris International, Inc.	546,800	49,190,128
		51,295,964
TOTAL CONSUMER STAPLES		407,054,789
ENERGY - 0.6%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	194,000	5,740,460
Halliburton Co.	337,300	11,829,111
		17,569,571
Oil, Gas & Consumable Fuels - 0.5%
Cameco Corp. (d)	431,800	17,500,854
EOG Resources, Inc.	8,200	938,572
EQT Corp.	76,900	2,856,835
Exxon Mobil Corp.	5,700	595,764
Hess Corp.	94,806	13,817,975
Range Resources Corp.	654,000	20,679,480
Reliance Industries Ltd.	364,759	12,855,780
Valero Energy Corp.	41,000	5,799,860
		75,045,120
TOTAL ENERGY		92,614,691
FINANCIALS - 2.7%
Banks - 0.4%
Bank of America Corp.	646,517	22,317,767
HDFC Bank Ltd. sponsored ADR	262,722	14,055,627
JPMorgan Chase & Co.	91,223	16,972,951
Wells Fargo & Co.	143,500	7,977,165
		61,323,510
Capital Markets - 0.2%
3i Group PLC	104,000	3,249,279
BlackRock, Inc. Class A	26,297	21,335,808
Coinbase Global, Inc. (a)	53,600	10,910,816
		35,495,903
Financial Services - 2.1%
Ant International Co. Ltd. Class C (a)(b)(c)	570,188	1,020,637
Block, Inc. Class A (a)	70,485	5,601,443
Jio Financial Services Ltd.	511,459	1,912,688
MasterCard, Inc. Class A	282,549	134,142,963
PayPal Holdings, Inc. (a)	108,527	6,548,519
Saluda Medical, Inc. warrants 1/20/27 (a)(b)(c)	16,498	50,319
Toast, Inc. (a)(d)	642,000	14,766,000
Visa, Inc. Class A	596,112	168,485,096
		332,527,665
Insurance - 0.0%
Progressive Corp.	17,300	3,279,388
TOTAL FINANCIALS		432,626,466
HEALTH CARE - 12.2%
Biotechnology - 6.7%
4D Molecular Therapeutics, Inc. (a)	59,100	1,655,982
4D Pharma PLC (a)(c)(d)	596,200	125,380
AbbVie, Inc.	85,949	15,131,321
Absci Corp. (a)(d)	1,100,533	5,678,750
ACADIA Pharmaceuticals, Inc. (a)	319,671	7,429,154
Acelyrin, Inc.	118,800	1,003,860
Akouos, Inc. (CVR) (a)(c)	200,563	166,467
Alector, Inc. (a)	931,389	6,491,781
Allogene Therapeutics, Inc. (a)	734,000	3,603,940
Alnylam Pharmaceuticals, Inc. (a)	371,531	56,134,619
Amgen, Inc.	113,204	30,998,651
Annexon, Inc. (a)	451,440	2,514,521
Apellis Pharmaceuticals, Inc. (a)	60,100	3,724,397
Apogee Therapeutics, Inc. (d)	301,362	10,493,425
Arcellx, Inc. (a)	7,800	513,396
Argenx SE ADR (a)	153,660	58,392,337
Arrowhead Pharmaceuticals, Inc. (a)	130,618	4,192,838
Ascendis Pharma A/S sponsored ADR (a)	9,489	1,402,095
aTyr Pharma, Inc. (a)	589,887	1,132,583
Avidity Biosciences, Inc. (a)	542,912	9,935,290
Avidity Biosciences, Inc. (b)	166,300	2,743,950
AVROBIO, Inc. (b)(c)(g)	118,919	1,474,486
Beam Therapeutics, Inc. (a)	180,700	7,135,843
BeiGene Ltd. ADR (a)	109,039	18,062,310
Biogen, Inc. (a)	1,042	226,104
Biomea Fusion, Inc. (a)(d)	514,427	9,002,473
BioNTech SE ADR (a)	6,602	587,314
BioXcel Therapeutics, Inc. (a)(d)	193,560	615,521
Cargo Therapeutics, Inc.	124,800	3,017,664
Caris Life Sciences, Inc. (a)(b)(c)	396,011	1,104,871
Century Therapeutics, Inc. (a)(d)	168,400	618,028
Cerevel Therapeutics Holdings (a)	279,359	11,453,719
Cibus, Inc. (a)(d)	237,532	4,142,558
Codiak Biosciences, Inc. warrants 9/15/27 (a)(c)	104,600	1
CRISPR Therapeutics AG (a)(d)	162,100	13,652,062
Cyclerion Therapeutics, Inc. (a)	1,910	6,017
Cyclerion Therapeutics, Inc. (a)(b)	7,527	23,710
Day One Biopharmaceuticals, Inc. (a)	198,500	3,320,905
Deverra Therapeutics, Inc. (a)(c)	20,487	0
Dianthus Therapeutics, Inc. (a)	74,098	1,833,926
Dianthus Therapeutics, Inc. (unlisted) (b)	152,986	3,597,083
Disc Medicine, Inc. rights (a)(c)	16,600	0
Dyne Therapeutics, Inc. (a)	152,900	4,113,010
Foghorn Therapeutics, Inc. (a)	184,083	1,422,962
Generation Bio Co. (a)	329,160	826,192
Geron Corp. (a)	481,500	963,000
Ideaya Biosciences, Inc. (a)	725,400	32,425,380
Idorsia Ltd. (a)(d)	121,364	306,309
Immunocore Holdings PLC ADR (a)	194,296	13,060,577
Immunome, Inc. (a)	335,097	8,109,347
Immunovant, Inc. (a)	579,500	20,496,915
Intarcia Therapeutics, Inc. warrants 12/6/24 (a)(c)	7,022	0
Invivyd, Inc. (a)	323,017	1,269,457
Ionis Pharmaceuticals, Inc. (a)(d)	1,941,569	87,778,334
Janux Therapeutics, Inc. (a)	222,020	10,741,328
Korro Bio, Inc. (b)	16,996	820,907
Korro Bio, Inc. (n)	23,257	1,067,147
Krystal Biotech, Inc. (a)	167,011	26,633,244
Kymera Therapeutics, Inc. (a)	270,359	11,544,329
Legend Biotech Corp. ADR (a)	496,150	32,329,134
Lyell Immunopharma, Inc. (a)(d)	321,900	939,948
Moderna, Inc. (a)	281,341	25,950,894
Monte Rosa Therapeutics, Inc. (a)	186,800	1,182,444
Moonlake Immunotherapeutics (a)	53,700	2,590,488
Morphic Holding, Inc. (a)	402,914	14,887,672
Nuvalent, Inc. Class A (a)	499,225	41,994,807
Omega Therapeutics, Inc. (a)(d)	479,679	1,971,481
ORIC Pharmaceuticals, Inc. (a)	79,108	1,007,836
Poseida Therapeutics, Inc. (a)	867,459	3,435,138
Prothena Corp. PLC (a)	746,505	20,596,073
RAPT Therapeutics, Inc. (a)	365,446	3,131,872
Recursion Pharmaceuticals, Inc. (a)(d)	391,600	5,270,936
Regeneron Pharmaceuticals, Inc. (a)	77,421	74,795,654
Relay Therapeutics, Inc. (a)(d)	67,600	677,352
Revolution Medicines, Inc. (a)	220,902	6,512,191
Roivant Sciences Ltd. (a)	2,772,000	31,711,680
Sage Therapeutics, Inc. (a)	458,313	9,844,563
Sagimet Biosciences, Inc. (d)	64,500	395,385
Sana Biotechnology, Inc. (a)(d)	1,065,900	10,701,636
Scholar Rock Holding Corp. (a)	660,534	10,238,277
Scholar Rock Holding Corp. warrants 12/31/25 (a)(b)	44,550	405,167
Seres Therapeutics, Inc. (a)(d)	1,557,200	1,775,208
Shattuck Labs, Inc. (a)	397,000	3,465,810
Sigilon Therapeutics, Inc. rights (a)(c)	3,192	24,163
SpringWorks Therapeutics, Inc. (a)(d)	971,999	47,880,671
Spyre Therapeutics, Inc. (a)	173,100	4,749,864
Spyre Therapeutics, Inc. (b)	98,104	2,557,375
Summit Therapeutics, Inc. (a)(d)	127,900	580,666
Tango Therapeutics, Inc. (b)	148,501	1,652,816
Tango Therapeutics, Inc. (a)	232,456	2,587,235
Taysha Gene Therapies, Inc. (a)	936,201	2,958,395
Tourmaline Bio, Inc.	21,300	826,866
Turnstone Biologics Corp.	53,100	242,136
UNITY Biotechnology, Inc. warrants 8/22/27 (a)	700,000	6,550
Vaxcyte, Inc. (a)	263,390	19,443,450
Vera Therapeutics, Inc. (a)	151,882	7,150,605
Vertex Pharmaceuticals, Inc. (a)	74,493	31,342,185
Verve Therapeutics, Inc. (a)(d)	68,600	1,169,630
Viking Therapeutics, Inc. (a)	1,072,700	82,651,535
Vor Biopharma, Inc. (a)	290,332	667,764
WuXi XDC Cayman, Inc.	107,129	249,026
Zai Lab Ltd. ADR (a)(d)	67,186	1,409,562
Zealand Pharma A/S (a)	214,200	20,623,331
Zentalis Pharmaceuticals, Inc. (a)	233,646	3,483,662
		1,062,986,903
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	17,901	2,123,775
Blink Health LLC Series A1 (a)(b)(c)	8,589	407,290
Boston Scientific Corp. (a)	22,900	1,516,209
DexCom, Inc. (a)	48,184	5,544,533
Inspire Medical Systems, Inc. (a)	12,050	2,157,432
Insulet Corp. (a)	62,360	10,227,040
Intuitive Surgical, Inc. (a)	157,073	60,567,349
Medical Microinstruments, Inc. warrants 2/16/31 (a)(b)(c)	3,109	0
Novocure Ltd. (a)	1,541,474	23,599,967
Outset Medical, Inc. (a)	355,179	1,118,814
Penumbra, Inc. (a)	800	187,936
Presbia PLC (a)(c)	454,926	5
PROCEPT BioRobotics Corp. (a)	378,662	18,304,521
Shockwave Medical, Inc. (a)	71,167	18,565,335
		144,320,206
Health Care Providers & Services - 0.8%
Alignment Healthcare, Inc. (a)	461,922	2,771,532
Guardant Health, Inc. (a)	68,700	1,305,300
Humana, Inc.	13,143	4,604,256
McKesson Corp.	17,300	9,020,393
The Oncology Institute, Inc. (a)(b)	377,375	709,465
UnitedHealth Group, Inc.	229,354	113,209,134
		131,620,080
Health Care Technology - 0.0%
DNA Script (a)(b)(c)	85	9,558
DNA Script (a)(b)(c)	324	36,464
		46,022
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. (a)	19,300	900,152
10X Genomics, Inc. Class B (a)(f)	570,857	26,624,770
Danaher Corp.	20,633	5,223,038
Gerresheimer AG	17,100	2,003,414
Thermo Fisher Scientific, Inc.	27,974	15,950,215
WuXi AppTec Co. Ltd. (H Shares) (f)	167,640	1,042,732
Wuxi Biologics (Cayman), Inc. (a)(f)	1,088,310	2,577,781
		54,322,102
Pharmaceuticals - 3.4%
Adimab LLC (a)(b)(c)(e)	762,787	4,866,581
Adimab LLC (b)(c)(e)	762,787	14,576,860
Agomab Therapeutics SA warrants 10/10/33 (a)(b)(c)	10	0
Alto Neuroscience, Inc.	112,800	1,737,120
Arvinas Holding Co. LLC (a)	31,600	1,452,968
Bristol-Myers Squibb Co.	66,565	3,378,174
Dragonfly Therapeutics, Inc. (a)(b)(c)	126,113	2,287,690
Eli Lilly & Co.	455,100	342,999,768
Fulcrum Therapeutics, Inc. (a)	309,101	3,155,921
GH Research PLC (a)	178,200	1,582,416
Harmony Biosciences Holdings, Inc. (a)	380,923	12,227,628
Intra-Cellular Therapies, Inc. (a)	687,709	47,809,530
Merck & Co., Inc.	42,400	5,391,160
Neumora Therapeutics, Inc. (d)	134,500	2,371,235
Novo Nordisk A/S Series B sponsored ADR	391,600	46,901,932
Nuvation Bio, Inc. (a)	2,006,739	3,752,602
OptiNose, Inc. (a)	1,393,767	2,480,905
OptiNose, Inc. warrants (a)	206,400	112,265
Pfizer, Inc.	14,800	393,088
Pharvaris BV (a)	238,513	5,471,488
Pliant Therapeutics, Inc. (a)	301,400	4,783,218
Sienna Biopharmaceuticals, Inc. (a)(c)	589,618	6
Skyhawk Therapeutics, Inc. (a)(b)(c)	126,063	1,448,464
Structure Therapeutics, Inc. ADR	23,577	956,519
UCB SA	179,300	20,638,362
		530,775,900
TOTAL HEALTH CARE		1,924,071,213
INDUSTRIALS - 4.1%
Aerospace & Defense - 0.9%
AeroVironment, Inc. (a)	21,200	2,687,948
Lockheed Martin Corp.	38,450	16,465,828
Space Exploration Technologies Corp. Class A (a)(b)(c)	1,005,320	97,516,040
The Boeing Co. (a)	96,786	19,717,244
		136,387,060
Air Freight & Logistics - 0.1%
Delhivery Private Ltd. (a)	646,600	3,690,288
United Parcel Service, Inc. Class B	19,084	2,829,394
		6,519,682
Building Products - 0.0%
Builders FirstSource, Inc. (a)	15,300	2,986,254
Commercial Services & Supplies - 0.0%
Veralto Corp.	6,777	585,668
Construction & Engineering - 0.2%
Fluor Corp. (a)	387,200	14,248,960
Quanta Services, Inc.	44,400	10,723,044
		24,972,004
Electrical Equipment - 0.8%
Eaton Corp. PLC	257,124	74,308,836
Emerson Electric Co.	123,249	13,169,156
Generac Holdings, Inc. (a)	114,800	12,916,148
Nextracker, Inc. Class A	31,100	1,749,064
NuScale Power Corp. (a)(d)	192,200	595,820
Schneider Electric SA	47,700	10,841,846
Vertiv Holdings Co.	117,500	7,945,350
		121,526,220
Ground Transportation - 1.3%
Avis Budget Group, Inc.	332,200	35,890,888
Bird Global, Inc.:
Stage 1 rights (a)(c)	1,142	0
Stage 2 rights (a)(c)	1,142	0
Stage 3 rights (a)(c)	1,142	0
Lyft, Inc. (a)	785,126	12,467,801
Old Dominion Freight Lines, Inc.	11,000	4,867,280
Uber Technologies, Inc. (a)	1,604,204	127,534,218
Union Pacific Corp.	117,061	29,697,205
		210,457,392
Industrial Conglomerates - 0.1%
3M Co.	13,480	1,241,778
General Electric Co.	55,000	8,628,950
Honeywell International, Inc.	20,383	4,050,714
		13,921,442
Machinery - 0.4%
Caterpillar, Inc.	107,860	36,020,926
Deere & Co.	53,852	19,658,673
Illinois Tool Works, Inc.	31,753	8,324,049
Ingersoll Rand, Inc.	50,144	4,579,652
		68,583,300
Passenger Airlines - 0.3%
Delta Air Lines, Inc.	294,490	12,448,092
JetBlue Airways Corp. (a)	58,214	377,227
Ryanair Holdings PLC sponsored ADR	5,178	715,859
Southwest Airlines Co.	432,837	14,833,324
United Airlines Holdings, Inc. (a)	251,525	11,441,872
Wheels Up Experience, Inc.:
rights (a)(c)	23,018	230
rights (a)(c)	23,018	0
rights (a)(c)	23,018	0
Wizz Air Holdings PLC (a)(f)	357,783	9,651,322
		49,467,926
Professional Services - 0.0%
LegalZoom.com, Inc. (a)	173,600	2,152,640
Paylocity Holding Corp. (a)	15,997	2,697,254
		4,849,894
TOTAL INDUSTRIALS		640,256,842
INFORMATION TECHNOLOGY - 47.4%
Communications Equipment - 0.7%
Arista Networks, Inc. (a)	172,582	47,898,408
Ciena Corp. (a)	709,097	40,404,347
Infinera Corp. (a)(d)	3,377,953	16,957,324
		105,260,079
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (a)	38,790	2,307,229
TE Connectivity Ltd.	1,241	178,158
		2,485,387
IT Services - 1.6%
Accenture PLC Class A	108,900	40,813,542
Akamai Technologies, Inc. (a)	17,200	1,907,824
Cloudflare, Inc. (a)	934,781	92,113,320
IBM Corp.	135,495	25,070,640
Kyndryl Holdings, Inc. (a)	73,700	1,619,189
MongoDB, Inc. Class A (a)	25,141	11,252,609
Okta, Inc. (a)	131,881	14,150,831
Shopify, Inc. Class A (a)	512,590	39,163,289
Snowflake, Inc. (a)	87,525	16,479,207
Twilio, Inc. Class A (a)	6,100	363,499
X Holdings Corp. Class A (b)(c)	22,630	607,616
		243,541,566
Semiconductors & Semiconductor Equipment - 20.0%
Advanced Micro Devices, Inc. (a)	724,136	139,417,904
Allegro MicroSystems LLC (a)	63,900	2,012,211
Applied Materials, Inc.	353,185	71,209,160
Arm Holdings Ltd. ADR (d)	63,300	8,927,832
ASML Holding NV (depository receipt)	16,985	16,164,285
Broadcom, Inc.	39,525	51,401,867
Cirrus Logic, Inc. (a)	214,066	19,655,540
Enphase Energy, Inc. (a)	24,100	3,060,941
First Solar, Inc. (a)	153,750	23,660,588
GlobalFoundries, Inc. (a)	87,400	4,778,158
Impinj, Inc. (a)	124,028	13,546,338
KLA Corp.	39,986	27,282,448
Lam Research Corp.	15,150	14,214,488
Lattice Semiconductor Corp. (a)	44,700	3,424,467
Marvell Technology, Inc.	901,341	64,590,096
Micron Technology, Inc.	151,331	13,712,102
Monolithic Power Systems, Inc.	29,200	21,025,168
NVIDIA Corp.	3,176,540	2,513,024,322
ON Semiconductor Corp. (a)	237,200	18,719,824
Qualcomm, Inc.	105,809	16,695,602
Silicon Laboratories, Inc. (a)	383,216	52,707,529
SiTime Corp. (a)	134,335	12,425,988
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	117,168	15,076,007
Teradyne, Inc.	48,550	5,029,295
Texas Instruments, Inc.	100,494	16,815,661
Wolfspeed, Inc. (a)(d)	72,829	1,895,011
Xsight Labs Ltd. warrants 1/11/34 (a)(b)(c)	7,116	13,022
		3,150,485,854
Software - 15.1%
Adobe, Inc. (a)	191,612	107,356,371
ASAPP, Inc. warrants 8/28/28 (a)(b)(c)	250,984	589,812
Atlassian Corp. PLC (a)	5,826	1,208,429
Autodesk, Inc. (a)	78,942	20,380,456
Bill Holdings, Inc. (a)	22,500	1,424,925
Clear Secure, Inc.	800	15,400
Confluent, Inc. (a)	372,200	12,606,414
CoreWeave, Inc. (b)(c)	27,752	10,105,891
Crowdstrike Holdings, Inc. (a)	124,733	40,432,202
Datadog, Inc. Class A (a)	114,980	15,115,271
DocuSign, Inc. (a)	17,100	910,917
Elastic NV (a)	55,994	7,492,557
Freshworks, Inc. (a)	324,800	6,638,912
HubSpot, Inc. (a)	49,067	30,363,150
Intuit, Inc.	73,394	48,652,149
Microsoft Corp.	2,955,236	1,222,403,819
Nutanix, Inc. Class A (a)	3,405,341	215,081,338
Oracle Corp.	1,107,104	123,641,375
Palantir Technologies, Inc. (a)	315,300	7,907,724
Palo Alto Networks, Inc. (a)	95,200	29,564,360
PTC, Inc. (a)	5,300	969,953
RingCentral, Inc. (a)	24,442	816,852
Salesforce, Inc.	908,549	280,578,102
Samsara, Inc. (a)	102,100	3,527,555
SentinelOne, Inc. (a)	29,100	819,747
ServiceNow, Inc. (a)	142,650	110,031,651
Stripe, Inc. Class B (a)(b)(c)	43,500	1,104,465
UiPath, Inc. Class A (a)	1,374,548	32,645,515
Workday, Inc. Class A (a)	55,732	16,421,991
Zoom Video Communications, Inc. Class A (a)	199,003	14,075,482
Zscaler, Inc. (a)	67,365	16,300,309
		2,379,183,094
Technology Hardware, Storage & Peripherals - 10.0%
Apple, Inc.	7,521,328	1,359,480,036
Pure Storage, Inc. Class A (a)	4,082,886	214,963,948
Samsung Electronics Co. Ltd. (a)	73,513	4,040,582
Seagate Technology Holdings PLC	33,600	3,126,480
Super Micro Computer, Inc. (a)	1,600	1,385,792
		1,582,996,838
TOTAL INFORMATION TECHNOLOGY		7,463,952,818
MATERIALS - 0.4%
Chemicals - 0.1%
Albemarle Corp. (d)	40,700	5,610,495
Corteva, Inc.	250,000	13,380,000
Farmers Business Network, Inc. (a)(c)	21,002	45,574
Farmers Business Network, Inc. warrants 9/27/33 (a)(b)(c)	468,740	1,012,478
		20,048,547
Metals & Mining - 0.3%
Barrick Gold Corp. (Canada)	406,100	5,921,762
Freeport-McMoRan, Inc.	1,143,900	43,250,859
		49,172,621
TOTAL MATERIALS		69,221,168
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	49,198	9,783,514
Equinix, Inc.	4,000	3,555,280
		13,338,794
TOTAL COMMON STOCKS (Cost $5,247,933,759)		15,453,249,910

Preferred Stocks - 1.7%
	Shares	Value ($)
Convertible Preferred Stocks - 1.7%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	84,766	18,744,306
Reddit, Inc.:
Series B(a)(b)(c)	37,935	1,110,357
Series E(a)(b)(c)	5,127	150,067
Series F(a)(b)(c)	40,428	1,183,328
		21,188,058
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	32,487	13,969
Series C(a)(b)(c)	127,831	94,595
Series D(a)(b)(c)	215,900	233,172
		341,736
Broadline Retail - 0.0%
Meesho Series F (a)(b)(c)	62,461	3,191,132

Hotels, Restaurants & Leisure - 0.1%
Discord, Inc. Series I (a)(b)(c)	1,400	351,876
MOD Super Fast Pizza Holdings LLC Series 3 (a)(b)(c)(e)	23,686	5,467,795
		5,819,671
Textiles, Apparel & Luxury Goods - 0.0%
Canva, Inc.:
Series A(b)(c)	924	985,594
Series A2(b)(c)	168	179,199
Freenome, Inc.:
Series C(a)(b)(c)	190,858	1,349,366
Series D(a)(b)(c)	91,538	681,043
Laronde, Inc. Series B (a)(b)(c)	66,432	1,860,096
		5,055,298
TOTAL CONSUMER DISCRETIONARY		14,407,837

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	26,833	1,305,694
Series H(a)(b)(c)	21,372	1,309,035
		2,614,729
Food Products - 0.0%
AgBiome LLC:
Series C(a)(b)(c)	338,565	3
Series D(a)(b)(c)	126,371	44,230
Bowery Farming, Inc.:
Series C1(a)(b)(c)	27,136	216,003
Series D1(b)(c)	14,699	78,199
		338,435
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(b)(c)	6,648	7,113

TOTAL CONSUMER STAPLES		2,960,277

FINANCIALS - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)	100,800	1,282,176
Kartos Therapeutics, Inc. Series C (b)(c)	314,398	1,842,372
Paragon Biosciences Emalex Capital, Inc.:
Series B(a)(b)(c)	198,234	2,313,391
Series C(a)(b)(c)	115,792	1,368,661
Series D1(a)(b)(c)	214,900	2,546,565
Series D2(a)(b)(c)	44,427	500,248
Saluda Medical, Inc.:
Series D(b)(c)	109,988	1,353,952
Series E(b)(c)	289,149	2,495,356
Tenstorrent Holdings, Inc. Series C1 (b)(c)	40,678	2,463,053
		16,165,774
HEALTH CARE - 0.6%
Biotechnology - 0.4%
Altos Labs, Inc. Series B (a)(b)(c)	122,084	2,688,290
Ankyra Therapeutics Series B (a)(b)(c)	257,347	1,134,900
Asimov, Inc. Series B (a)(b)(c)	15,783	755,374
Bright Peak Therapeutics AG Series B (a)(b)(c)	239,403	397,409
Caris Life Sciences, Inc. Series D (a)(b)(c)	255,590	713,096
Castle Creek Biosciences, Inc.:
Series B(a)(b)(c)	4,910	963,686
Series C(a)(b)(c)	2,570	599,016
Series D1(a)(b)(c)	4,460	940,703
Series D2(a)(b)(c)	1,412	264,792
Cellanome, Inc. Series B (b)(c)	274,637	2,051,538
Cleerly, Inc. Series C (a)(b)(c)	272,438	2,934,157
Deep Genomics, Inc. Series C (a)(b)(c)	129,534	1,418,397
Element Biosciences, Inc.:
Series B(a)(b)(c)	250,956	3,008,962
Series C(a)(b)(c)	101,911	1,221,913
ElevateBio LLC Series C (a)(b)(c)	332,500	1,153,775
Fog Pharmaceuticals, Inc.:
Series D(a)(b)(c)	247,595	1,512,805
Series E(b)(c)	114,541	713,590
Generate Biomedicines:
Series B(a)(b)(c)	157,390	1,865,072
Series C(b)(c)	97,224	1,152,104
Genesis Therapeutics, Inc. Series B (b)(c)	402,516	2,056,857
Inscripta, Inc.:
Series D(a)(b)(c)	308,833	846,202
Series E(a)(b)(c)	222,357	760,461
Intarcia Therapeutics, Inc. Series EE (a)(b)(c)	116,544	1
LifeMine Therapeutics, Inc. Series C (a)(b)(c)	1,780,790	3,686,235
National Resilience, Inc.:
Series B(a)(b)(c)	251,448	12,094,649
Series C(a)(b)(c)	44,850	2,157,285
Odyssey Therapeutics, Inc.:
Series B(a)(b)(c)	468,023	2,845,580
Series C(b)(c)	215,628	1,168,704
Quell Therapeutics Ltd. Series B (a)(b)(c)	760,965	1,537,149
Rapport Therapeutics, Inc. Series B (b)(c)	1,120,773	2,039,807
SalioGen Therapeutics, Inc. Series B (a)(b)(c)	8,766	587,322
Sonoma Biotherapeutics, Inc.:
Series B(a)(b)(c)	481,325	1,434,349
Series B1(a)(b)(c)	256,702	859,952
T-Knife Therapeutics, Inc. Series B (a)(b)(c)	199,356	839,289
Treeline Biosciences:
Series A(a)(b)(c)	289,700	2,372,643
Series A1(a)(b)(c)	143,637	1,205,114
		61,981,178
Health Care Equipment & Supplies - 0.1%
Blink Health LLC:
Series C(a)(b)(c)	197,068	9,344,965
Series C1(b)(c)	84,687	4,015,858
Kardium, Inc. Series D6 (a)(b)(c)	1,136,853	875,377
Medical Microinstruments, Inc. Series C (b)(c)	53,171	1,772,386
		16,008,586
Health Care Providers & Services - 0.0%
Boundless Bio, Inc.:
Series B(a)(b)(c)	616,102	579,136
Series C(b)(c)	2,572,461	1,877,897
Conformal Medical, Inc.:
Series C(a)(b)(c)	240,750	1,102,635
Series D(b)(c)	55,260	291,773
Scorpion Therapeutics, Inc. Series B (a)(b)(c)	242,077	372,799
		4,224,240
Health Care Technology - 0.1%
Aledade, Inc.:
Series B1(a)(b)(c)	22,992	1,082,004
Series E1(a)(b)(c)	17,916	843,127
DNA Script:
Series B(a)(b)(c)	4	499
Series C(a)(b)(c)	2,060	787,561
Omada Health, Inc. Series E (a)(b)(c)	435,062	1,735,897
PrognomIQ, Inc.:
Series A5(a)(b)(c)	83,544	146,202
Series B(a)(b)(c)	198,721	486,866
Series C(a)(b)(c)	66,506	184,222
Wugen, Inc. Series B (a)(b)(c)	96,718	547,424
		5,813,802
Pharmaceuticals - 0.0%
Agomab Therapeutics SA Series C (b)(c)	9,503	2,360,034
Galvanize Therapeutics Series B (a)(b)(c)	1,018,908	1,049,475
		3,409,509
TOTAL HEALTH CARE		91,437,315

INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
Space Exploration Technologies Corp. Series G (a)(b)(c)	53,937	52,318,890

Construction & Engineering - 0.0%
Beta Technologies, Inc.:
Series A(a)(b)(c)	10,986	1,249,548
Series B, 6.00%(a)(b)(c)	17,147	2,163,608
		3,413,156
TOTAL INDUSTRIALS		55,732,046

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Enevate Corp. Series E (a)(b)(c)	814,561	684,231
Menlo Micro, Inc. Series C (a)(b)(c)	959,784	671,849
VAST Data Ltd.:
Series A(b)(c)	87,399	1,321,473
Series A1(b)(c)	215,119	3,252,599
Series A2(b)(c)	247,456	3,741,535
Series B(b)(c)	196,904	2,977,188
Series C(b)(c)	5,740	86,789
Series E(b)(c)	188,154	2,844,888
		15,580,552
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (a)(b)(c)	43,548	829,589
Astera Labs, Inc.:
Series A(a)(b)(c)	42,996	912,375
Series B(a)(b)(c)	7,321	155,352
Series C(a)(b)(c)	185,750	3,941,615
Series D(a)(b)(c)	145,945	3,096,953
Retym, Inc. Series C (b)(c)	202,413	1,694,197
SiMa.ai:
Series B(a)(b)(c)	338,113	2,302,550
Series B1(a)(b)(c)	22,648	176,428
Xsight Labs Ltd.:
Series D(a)(b)(c)	167,386	858,690
Series D1(b)(c)	23,720	175,765
		14,143,514
Software - 0.2%
ASAPP, Inc. Series D (b)(c)	437,448	1,233,603
Bolt Technology OU Series E (a)(b)(c)	13,569	1,586,354
Databricks, Inc.:
Series G(a)(b)(c)	53,226	4,367,193
Series H(a)(b)(c)	56,454	4,632,051
Dataminr, Inc. Series D (a)(b)(c)	442,241	5,638,573
Evozyne, Inc.:
Series A(a)(b)(c)	101,400	1,713,660
Series B(b)(c)	63,838	1,092,268
Skyryse, Inc. Series B (a)(b)(c)	117,170	2,379,723
Stripe, Inc. Series H (a)(b)(c)	19,200	487,488
		23,130,913
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc.:
Series C(b)(c)	121,541	2,653,240
Series C2(b)(c)	19,091	494,457
		3,147,697
TOTAL INFORMATION TECHNOLOGY		56,002,676

MATERIALS - 0.1%
Chemicals - 0.0%
Farmers Business Network, Inc. Series G (a)(b)(c)	15,988	34,694

Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	355,446	8,900,368

TOTAL MATERIALS		8,935,062

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials:
Series C(a)(b)(c)	16,253	646,544
Series D(b)(c)	6,752	268,595
		915,139
TOTAL CONVERTIBLE PREFERRED STOCKS		267,744,184
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1D (a)(b)(c)	5,678,726	185,126
Waymo LLC Series A2 (a)(b)(c)	10,731	559,085
		744,211
FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series E (a)(b)(c)	137,221	3,644,590

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences, Inc. Series A4 (a)(b)(c)	13,511	2,751,785

Pharmaceuticals - 0.0%
Faraday Pharmaceuticals, Inc. Series B (a)(b)(c)	219,824	244,005

TOTAL HEALTH CARE		2,995,790

TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,384,591
TOTAL PREFERRED STOCKS (Cost $240,969,772)		275,128,775

Corporate Bonds - 0.1%
	Principal Amount (h)	Value ($)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27(b)(c)	857,900	1,162,540
4% 6/12/27(b)(c)	25,455	34,494
5.5% 10/29/26(b)(c)(i)	1,461,373	1,505,214
		2,702,248
Specialty Retail - 0.1%
Wayfair LLC 0.625% 10/1/25	19,000,000	17,528,032

TOTAL CONSUMER DISCRETIONARY		20,230,280

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Galvanize Therapeutics 6% 2/28/27 (b)(c)	751,000	751,225

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Evozyne, Inc. 6% 9/13/28 pay-in-kind (b)(c)	1,006,858	1,080,358

MATERIALS - 0.0%
Chemicals - 0.0%
Farmers Business Network, Inc. 15% 9/28/25 (b)(c)	468,740	621,502

TOTAL CONVERTIBLE BONDS		22,683,365
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (b)(c)	64,650	64,734

TOTAL CORPORATE BONDS (Cost $20,976,843)		22,748,099

Preferred Securities - 0.0%
	Principal Amount (h)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (b)(c)	181,375	332,986
FINANCIALS - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings, Inc. 5% 11/6/25 (b)(c)	753,700	811,961
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% (b)(c)(j)	614,446	0
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (b)(c)(k)	1,612,660	1,222,396
TOTAL HEALTH CARE		1,222,396
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. 6% (b)(c)(k)	42,358	44,086
TOTAL PREFERRED SECURITIES (Cost $3,204,539)		2,411,429

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (l)	37,238,505	37,245,953
Fidelity Securities Lending Cash Central Fund 5.39% (l)(m)	257,910,731	257,936,522
TOTAL MONEY MARKET FUNDS (Cost $295,182,475)		295,182,475

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $5,808,267,388)	16,048,720,688
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(288,097,790)
NET ASSETS - 100.0%	15,760,622,898

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $468,312,324 or 3.0% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,494,672 or 0.3% of net assets.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Non-income producing - Security is in default.
(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.
(n)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $1,067,147 and all restrictions are set to expire on or before  May 31, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/14 - 6/05/15	11,733,914

AgBiome LLC Series C	6/29/18	2,144,369

AgBiome LLC Series D	9/03/21	749,101

Agomab Therapeutics SA warrants 10/10/33	10/03/23	0

Agomab Therapeutics SA Series C	10/03/23	2,074,942

Akeana Series C	1/23/24	1,286,289

Aledade, Inc. Series B1	5/07/21	880,380

Aledade, Inc. Series E1	5/20/22	892,475

Alif Semiconductor Series C	3/08/22	883,961

Altos Labs, Inc. Series B	7/22/22	2,337,713

Ankyra Therapeutics Series B	8/26/21	1,449,327

Ant International Co. Ltd. Class C	5/16/18	2,173,202

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	64,650

ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series D	8/29/23	1,689,205

Asimov, Inc. Series B	10/29/21	1,462,779

Astera Labs, Inc. Series A	5/17/22	874,506

Astera Labs, Inc. Series B	5/17/22	148,902

Astera Labs, Inc. Series C	8/24/21	1,248,909

Astera Labs, Inc. Series D	5/17/22	2,968,386

Avidity Biosciences, Inc.	2/29/24	2,743,950

AVROBIO, Inc.	1/30/24	1,474,486

Beta Technologies, Inc. Series A	4/09/21	804,944

Beta Technologies, Inc. Series B, 6.00%	4/04/22	1,769,056

Blink Health LLC Series A1	12/30/20	232,676

Blink Health LLC Series C	11/07/19 - 7/14/21	7,523,268

Blink Health LLC Series C1	7/15/22 - 2/02/24	3,290,001

Bolt Technology OU Series E	1/03/22	3,525,179

Boundless Bio, Inc. Series B	4/23/21	831,738

Boundless Bio, Inc. Series C	4/05/23	1,800,723

Bowery Farming, Inc. Series C1	5/18/21	1,634,925

Bowery Farming, Inc. Series D1	10/25/23	138,881

Bowery Farming, Inc. warrants	10/25/23	0

Bright Peak Therapeutics AG Series B	5/14/21	935,108

ByteDance Ltd. Series E1	11/18/20	9,288,165

Canva, Inc. Series A	9/22/23	985,595

Canva, Inc. Series A2	9/22/23	179,199

Caris Life Sciences, Inc.	10/06/22	2,217,662

Caris Life Sciences, Inc. Series D	5/11/21	2,070,279

Castle Creek Biosciences, Inc. Series A4	9/29/16	4,471,547

Castle Creek Biosciences, Inc. Series B	10/09/18	2,022,184

Castle Creek Biosciences, Inc. Series C	12/09/19	1,058,455

Castle Creek Biosciences, Inc. Series D1	4/19/22	959,034

Castle Creek Biosciences, Inc. Series D2	6/28/21	242,100

Cellanome, Inc. Series B	1/08/24	2,057,031

Circle Internet Financial Ltd. Series E	5/11/21	2,227,100

Cleerly, Inc. Series C	7/08/22	3,209,483

Conformal Medical, Inc. Series C	7/24/20	882,846

Conformal Medical, Inc. Series D	5/26/23	280,702

CoreWeave, Inc.	11/29/23	8,599,235

Cyclerion Therapeutics, Inc.	4/02/19	2,229,495

Databricks, Inc. Series G	2/01/21	3,146,861

Databricks, Inc. Series H	8/31/21	4,148,473

Dataminr, Inc. Series D	2/18/15 - 3/06/15	5,638,573

Deep Genomics, Inc. Series C	7/21/21	1,878,398

Diamond Foundry, Inc. Series C	3/15/21	8,530,704

Dianthus Therapeutics, Inc. (unlisted)	5/03/23 - 1/22/24	2,504,591

Discord, Inc. Series I	9/15/21	770,874

DNA Script	12/17/21	327,504

DNA Script Series B	12/17/21	3,203

DNA Script Series C	10/01/21	1,791,891

Dragonfly Therapeutics, Inc.	12/19/19	3,336,950

Element Biosciences, Inc. Series B	12/13/19	1,315,160

Element Biosciences, Inc. Series C	6/21/21	2,094,954

ElevateBio LLC Series C	3/09/21	1,394,838

Enevate Corp. Series E	1/29/21	903,092

Enevate Corp. 6%	11/02/23	42,358

Epic Games, Inc.	7/13/20 - 7/30/20	6,785,000

Evozyne, Inc. Series A	4/09/21	2,278,458

Evozyne, Inc. Series B	9/14/23	988,851

Evozyne, Inc. 6% 9/13/28 pay-in-kind	9/14/23 - 12/13/23	1,006,858

Fanatics, Inc. Class A	8/13/20 - 10/24/22	6,002,415

Faraday Pharmaceuticals, Inc. Series B	12/30/19	288,996

Farmers Business Network, Inc. warrants 9/27/33	9/29/23	0

Farmers Business Network, Inc. Series G	9/15/21	993,779

Farmers Business Network, Inc. 15% 9/28/25	9/29/23	468,740

Fog Pharmaceuticals, Inc. Series D	11/17/22	2,664,890

Fog Pharmaceuticals, Inc. Series E	2/29/24	713,373

Freenome, Inc. Series C	8/14/20	1,262,201

Freenome, Inc. Series D	11/22/21	690,407

Galvanize Therapeutics Series B	3/29/22	1,764,020

Galvanize Therapeutics 6% 2/28/27	2/28/24	751,000

Generate Biomedicines Series B	11/02/21	1,865,072

Generate Biomedicines Series C	6/05/23	1,152,104

Genesis Therapeutics, Inc. Series B	8/10/23	2,055,891

GoBrands, Inc. Series G	3/02/21	6,700,664

GoBrands, Inc. Series H	7/22/21	8,302,821

Inscripta, Inc. Series D	11/13/20	1,411,367

Inscripta, Inc. Series E	3/30/21	1,963,412

Intarcia Therapeutics, Inc. Series EE	9/02/16	6,992,640

Intarcia Therapeutics, Inc. 6%	2/26/19	614,446

JUUL Labs, Inc. Class A	7/06/18 - 2/23/24	2,478,548

JUUL Labs, Inc. Series E	7/06/18	196,006

Kardium, Inc. Series D6	12/30/20	1,154,861

Kardium, Inc. 0%	12/30/20	1,612,660

Kartos Therapeutics, Inc. Series C	8/22/23	1,777,292

Korro Bio, Inc.	7/14/23	959,092

Laronde, Inc. Series B	8/13/21	1,860,096

LifeMine Therapeutics, Inc. Series C	2/15/22	3,626,739

Lightmatter, Inc. Series C	5/19/23	2,000,176

Lightmatter, Inc. Series C2	12/18/23	496,400

Medical Microinstruments, Inc. warrants 2/16/31	2/16/24	0

Medical Microinstruments, Inc. Series C	2/16/24	1,772,386

Meesho Series F	9/21/21	4,789,029

Menlo Micro, Inc. Series C	2/09/22	1,272,194

MOD Super Fast Pizza Holdings LLC Series 3	11/03/16 - 5/15/19	3,444,936

National Resilience, Inc. Series B	12/01/20	3,434,780

National Resilience, Inc. Series C	6/28/21	1,991,789

Neutron Holdings, Inc.	2/04/21	4,384

Neutron Holdings, Inc. Series 1D	1/25/19	1,377,091

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	857,900

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	25,455

Neutron Holdings, Inc. 5.5% 10/29/26	10/29/21 - 10/27/23	1,461,373

Odyssey Therapeutics, Inc. Series B	9/30/22	2,955,958

Odyssey Therapeutics, Inc. Series C	10/25/23	1,078,140

Omada Health, Inc. Series E	12/22/21	2,608,284

Paragon Biosciences Emalex Capital, Inc. Series B	9/18/19	2,020,004

Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	1,238,974

Paragon Biosciences Emalex Capital, Inc. Series D1	10/21/22	2,327,367

Paragon Biosciences Emalex Capital, Inc. Series D2	5/18/22	382,943

PrognomIQ, Inc. Series A5	8/20/20	50,461

PrognomIQ, Inc. Series B	9/11/20	454,100

PrognomIQ, Inc. Series C	2/16/22	203,508

Quell Therapeutics Ltd. Series B	11/24/21	1,438,224

Rad Power Bikes, Inc.	1/21/21	1,202,019

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	156,712

Rad Power Bikes, Inc. Series C	1/21/21	616,636

Rad Power Bikes, Inc. Series D	9/17/21	2,069,142

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	181,375

Rapport Therapeutics, Inc. Series B	8/11/23	1,879,839

Reddit, Inc. Series B	7/26/17	538,544

Reddit, Inc. Series E	5/18/21	217,765

Reddit, Inc. Series F	8/11/21	2,498,224

Redwood Materials Series C	5/28/21	770,449

Redwood Materials Series D	6/02/23	322,313

Retym, Inc. Series C	5/17/23 - 6/20/23	1,575,137

SalioGen Therapeutics, Inc. Series B	12/10/21	928,004

Saluda Medical, Inc. warrants 1/20/27	1/20/22	0

Saluda Medical, Inc. Series D	1/20/22	1,402,995

Saluda Medical, Inc. Series E	4/06/23	2,334,531

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Scorpion Therapeutics, Inc. Series B	1/08/21	585,688

SiMa.ai Series B	5/10/21	1,733,641

SiMa.ai Series B1	4/25/22	160,595

Skyhawk Therapeutics, Inc.	5/21/21	2,069,954

Skyryse, Inc. Series B	10/21/21	2,891,752

Sonoma Biotherapeutics, Inc. Series B	7/26/21	951,243

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	760,993

Space Exploration Technologies Corp. Class A	10/16/15 - 4/06/17	8,987,844

Space Exploration Technologies Corp. Series G	1/20/15	4,177,960

Spyre Therapeutics, Inc.	6/22/23 - 12/07/23	966,634

Stripe, Inc. Class B	5/18/21	1,745,585

Stripe, Inc. Series H	3/15/21	770,400

T-Knife Therapeutics, Inc. Series B	6/30/21	1,150,045

Tango Therapeutics, Inc.	8/09/23	764,780

Tenstorrent Holdings, Inc. Series C1	4/23/21	2,418,540

Tenstorrent Holdings, Inc. 5% 11/6/25	11/06/23	753,700

The Beauty Health Co.	12/08/20	5,538,280

The Oncology Institute, Inc.	6/28/21	3,773,750

Tory Burch LLC	5/14/15	17,582,037

Treeline Biosciences Series A	7/30/21 - 10/27/22	2,267,627

Treeline Biosciences Series A1	10/27/22	1,236,758

VAST Data Ltd. Series A	11/28/23	961,389

VAST Data Ltd. Series A1	11/28/23	2,366,309

VAST Data Ltd. Series A2	11/28/23	2,722,016

VAST Data Ltd. Series B	11/28/23	2,165,944

VAST Data Ltd. Series C	11/28/23	63,140

VAST Data Ltd. Series E	11/28/23	4,139,388

Waymo LLC Series A2	5/08/20	921,441

Wugen, Inc. Series B	7/09/21	750,038

X Holdings Corp. Class A	10/27/21	1,326,759

Xsight Labs Ltd. warrants 1/11/34	1/11/24	0

Xsight Labs Ltd. Series D	2/16/21	1,338,418

Xsight Labs Ltd. Series D1	1/11/24	189,665

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	13,027,623	364,275,344	340,057,014	584,689	-	-	37,245,953	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	212,772,443	261,849,841	216,685,762	347,923	-	-	257,936,522	0.8%
Total	225,800,066	626,125,185	556,742,776	932,612	-	-	295,182,475

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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